Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000032337
Shareholder Report [Line Items]
Fund Name	Haverford Quality Growth Stock Fund
Trading Symbol	HAVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Haverford Quality Growth Stock Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.haverfordfunds.com/fund-overview.html. You can also request this information by contacting us at 1-866-301-7212.
Additional Information Phone Number	1-866-301-7212
Additional Information Website	http://www.haverfordfunds.com/fund-overview.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Haverford Quality Growth Stock Fund	$91	0.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Haverford Quality Growth Stock Fund	27.44%	11.16%	9.62%
S&P 500 Index (TR)*	38.02%	15.27%	13.00%
NASDAQ Dividend Achievers Select Total Return Index (USD)	30.28%	12.49%	11.74%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 311,424,065
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,835,073
InvestmentCompanyPortfolioTurnover	8.00%
Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.9%
Materials	2.0%
Communication Services	2.4%
Energy	2.5%
Utilities	2.6%
Consumer Discretionary	7.3%
Consumer Staples	9.9%
Industrials	13.8%
Health Care	15.2%
Financials	18.6%
Information Technology	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-301-7212
Updated Prospectus Web Address	http://www.haverfordfunds.com/fund-overview.html